                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D

                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

                    For the monthly distribution period from
                          June 1, 2007 to July 1, 2007

             Commission File Number of issuing entity: 333-133985-76

                                 Lehman XS Trust
                       Mortgage Pass Through Certificates
                                 Series 2007-11
           (Exact name of issuing entity as specified in its charter)

                 Commission File Number of depositor: 333-133985

                     Structured Asset Securities Corporation
              (Exact name of depositor as specified in its charter)

                          Lehman Brothers Holdings Inc.
               (Exact name of sponsor as specified in its charter)

                                    New York
          (State or other jurisdiction of incorporation or organization of the issuing entity)

                                 Not Applicable
                      (I.R.S. Employer Identification No.)

                   745 Seventh Ave., New York, New York 10019
   (Address of principal executive offices of the issuing entity) (Zip Code)

                                 (212)-526-7000
                     (Telephone number, including area code)

                                 Not Applicable
           (Former name, former address, if changed since last report)

                  Registered/reporting pursuant to (check one)

Title                                                       Name of exchange
of class   Section 12(b)   Section 12(g)   Section 15(d)   (If Section 12(b))

Class A1         [_]             [_]             [X]              ___________

Class A2         [_]             [_]             [X]              ___________

                                     Page 1

Class A3         [_]             [_]             [X]              ___________

Class A4         [_]             [_]             [X]              ___________

Class A5         [_]             [_]             [X]              ___________

Class AIO        [_]             [_]             [X]              ___________

Class M1         [_]             [_]             [X]              ___________

Class M2         [_]             [_]             [X]              ___________

Class M3         [_]             [_]             [X]              ___________

Class M4         [_]             [_]             [X]              ___________

Class M5         [_]             [_]             [X]              ___________

Class M6         [_]             [_]             [X]              ___________

Class M7         [_]             [_]             [X]              ___________

Class M8         [_]             [_]             [X]              ___________

Class M9         [_]             [_]             [X]              ___________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes[X] No[ ]

PART I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On July 25, 2007, a distribution was made to holders of Lehman XS Trust 2007-11.
The distribution report is attached as an exhibit to this form 10-D. Please see
Item 9(b), Exhibit 1, for the related information.

Part II - Other Information
Item 3. Sales of Securities and Use of Proceeds
On June 29, 2007, the following classes of securities in the following amounts were sold by the registrant in private placements in reliance on Section 4(2) of the Securities Act of 1933 (the "Securities Act") to certain qualified institutional buyers (as defined in Rule 144A of the Securities Act) or to certain accredited investors (as defined in the Securities Act:
Class           Initial Principal Balance
Class M10       $2,555,000
Class M11       $3,322,000
Class P         N/A - Prepayment Penalty Amounts
Class X         N/A - Economic Residual Excess Cash Flow
Class LT-R      N/A - Non-Economic Tax Residual
Class R         $6,909,295.41
The net proceeds from the sale of these certificates were applied by the registrant to the purchase of the mortgages loans constituting the pool assets.

                                     Page 2

Item 9. Exhibits.

(a)   Distribution Date Statement

(b)   Ex.1 - Distribution and Pool Performance Information (each of the data elements specified in Item 1121(a)(11), (12) and (14) of Regulation AB);

SIGNATURES*

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

                                               -----------------------------
                                                       (Depositor)

Date: ---------------                          -----------------------------
                                                       (Signature)**

                                      [OR]

                                                   Lehman XS Trust 2007-11
                                                -----------------------------
                                                       (Issuing entity)

Date: August 3rd, 2007                        By:    Aurora Loan Services LLC
     -----------------                          -----------------------------
                                                       (Master Servicer)**

                                                       /s/ Michele Olds
                                                -----------------------------
                                                    VP Servicer Oversight,
                                                       Vice President

* See General Instruction E to Form 10-D.

**  Print the name and title of each signing officer under his or her signature.